Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets VIT Fund	March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (97.1%)
3SBio, Inc.* (Biotechnology)	27,500	$28,514
AIA Group Ltd. (Insurance)	2,800	25,191
AL Rajhi Bank (Banks)	1,900	27,212
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	511	99,379
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	12,100	7,680
Azul SA ADR* (Airlines)	1,580	16,100
Banco do Brasil SA (Banks)	4,800	25,639
CCC SA (Textiles, Apparel & Luxury Goods)	1,205	8,740
CD Projekt SA (Entertainment)	220	15,389
China Mengniu Dairy Co. Ltd. (Food Products)	6,000	20,782
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	8,000	24,688
China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	62,000	30,412
China Resources Gas Group Ltd. (Gas Utilities)	2,000	10,041
Clicks Group Ltd. (Food & Staples Retailing)	1,000	14,423
Credicorp Ltd. (Banks)	100	14,307
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	12,000	23,884
Dabur India Ltd. (Personal Products)	5,879	34,662
Dalmia Bharat Ltd. (Construction Materials)	3,356	21,766
Detsky Mir PJSC (Specialty Retail)	15,410	17,830
DLF Ltd. (Real Estate Management & Development)	9,543	17,159
FirstRand Ltd. (Diversified Financial Services)	4,300	9,691
Gail India Ltd. (Gas Utilities)	26,746	26,717
Grupo Financiero Banorte Sab de CV (Banks)	4,500	12,337
Guangzhou Baiyun International Airport Co. Ltd., Class A (Transportation Infrastructure)	19,000	33,783
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	1,320	12,144
HDFC Bank Ltd. (Banks)	3,226	36,301
ICICI Bank Ltd. (Banks)	14,449	63,282
IHH Healthcare Berhad (Health Care Providers & Services)	36,800	43,575
Industrial & Commerical Bank of China Ltd., H Shares (Banks)	39,000	26,611
KAZ Minerals PLC (Metals & Mining)	6,564	28,418
Lemon Tree Hotels Ltd. (Hotels, Restaurants & Leisure)	44,999	12,950
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	16,000	46,424
Lojas Renner SA (Multiline Retail)	2,100	13,586
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	3,100	37,203
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	32	15,635
Mr. Price Group Ltd. (Specialty Retail)	1,100	6,982
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	9,627	31,280
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	371	40,157
Novatek OAO Spons GDR (Oil, Gas & Consumable Fuels)	175	20,069
Novatek OAO Spons GDR (Oil, Gas & Consumable Fuels)	15	1,720
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	2,500	24,456
Prosus NV* (Internet & Direct Marketing Retail)	580	40,176
PT Bank Central Asia TBK (Banks)	11,500	19,458
Raia Drogasil SA (Food & Staples Retailing)	1,100	21,448
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	3,729	54,904
Rumo SA* (Road & Rail)	9,400	35,607
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,329	43,387
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,933	75,134
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	107	20,908
Sberbank of Russia ADR (Banks)	2,200	20,845
SBI Life Insurance Co. Ltd. (Insurance)	5,358	44,745
Security Bank Corp. (Banks)	13,910	29,056
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	23,700	42,366
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	530	35,858
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	400	5,335
Suzano SA (Paper & Forest Products)	3,600	24,856
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,000	35,712
TAL Education Group ADR* (Diversified Consumer Services)	931	49,585
Tencent Holdings Ltd. (Interactive Media & Services)	3,000	146,289
Tencent Music Entertainment Group ADR* (Entertainment)	2,543	25,583
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,791	21,936
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	21,400	32,115
Universal Robina Corp. (Food Products)	16,390	33,521
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	7,200	16,972
Yandex NV (Interactive Media & Services)	630	21,452
TOTAL COMMON STOCKS (Cost $2,413,067)		1,924,367
TOTAL INVESTMENTS (Cost $2,413,067) — 97.1%		1,924,367
Other Net Assets (Liabilities) — 2.9%		58,438
NET ASSETS — 100.0%		$1,982,805

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depository Receipt

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Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets VIT Fund	March 31, 2020 (Unaudited)

The Emerging Markets VIT Fund invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Airlines	$16,100	0.8%
Banks	287,192	14.4%
Biotechnology	28,514	1.4%
Construction Materials	21,766	1.1%
Diversified Consumer Services	89,742	4.6%
Diversified Financial Services	9,691	0.5%
Diversified Telecommunication Services	42,366	2.1%
Electronic Equipment, Instruments & Components	26,243	1.4%
Entertainment	40,972	2.1%
Food & Staples Retailing	52,843	2.7%
Food Products	54,303	2.7%
Gas Utilities	36,758	1.8%
Health Care Providers & Services	74,855	3.8%
Hotels, Restaurants & Leisure	20,630	1.1%
Insurance	94,392	4.9%
Interactive Media & Services	167,741	8.6%
Internet & Direct Marketing Retail	192,393	9.8%
Metals & Mining	28,418	1.4%
Multiline Retail	13,586	0.7%
Oil, Gas & Consumable Fuels	107,105	5.3%
Paper & Forest Products	24,856	1.3%
Personal Products	34,662	1.7%
Pharmaceuticals	55,999	2.8%
Real Estate Management & Development	41,847	2.1%
Road & Rail	35,607	1.7%
Semiconductors & Semiconductor Equipment	71,570	3.6%
Specialty Retail	24,812	1.3%
Technology Hardware, Storage & Peripherals	118,521	5.9%
Textiles, Apparel & Luxury Goods	77,100	3.8%
Transportation Infrastructure	33,783	1.7%
Other Net Assets	58,438	2.9%
Total	$1,982,805	100.0%

The Emerging Markets VIT Fund invested in securities with exposure to the following countries as of March 31, 2020:

Argentina	$15,635	0.8%
Brazil	137,236	6.9%
China	625,846	31.7%
Hong Kong	104,586	5.3%
India	365,702	18.4%
Indonesia	19,458	1.0%
Kazakstan	12,144	0.6%
Mexico	36,989	1.9%
Netherlands	40,176	2.0%
Peru	14,307	0.7%
Philippines	62,577	3.2%
Poland	24,129	1.2%
Russia	81,916	4.1%
Saudi Arabia	27,212	1.4%
Singapore	42,366	2.1%
South Africa	31,096	1.6%
South Korea	218,862	11.0%
Taiwan	35,712	1.8%
United Kingdom	28,418	1.4%
Other Net Assets	58,438	2.9%
Total	$1,982,805	100.0%

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Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	March 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (96.2%)
AIA Group Ltd. (Insurance)	3,600	$32,388
AL Rajhi Bank (Banks)	1,940	27,784
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)	4,700	110,561
Alibaba Health Information Technology Ltd.* (Health Care Technology)	34,000	56,463
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	12,400	7,871
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	2,559	38,043
Asian Paints Ltd. (Chemicals)	2,840	61,998
Azul SA ADR* (Airlines)	1,610	16,406
Banco do Brasil SA (Banks)	4,900	26,173
Britannia Industries Ltd. (Food Products)	1,803	63,495
CCC SA (Textiles, Apparel & Luxury Goods)	1,225	8,885
CD Projekt SA (Entertainment)	220	15,389
China Feihe Ltd. (Food Products)	62,000	110,631
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	12,700	120,891
China Merchants Bank Co. Ltd. (Banks)	13,500	60,609
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	16,000	49,377
Clicks Group Ltd. (Food & Staples Retailing)	1,000	14,423
CP All Public Co. Ltd. (Food & Staples Retailing)	20,800	38,863
Credicorp Ltd. (Banks)	105	15,022
Crompton Greaves Consumer Electricals (Household Durables)	5,043	13,920
Detsky Mir PJSC (Specialty Retail)	13,860	16,037
FirstRand Ltd. (Diversified Financial Services)	4,600	10,367
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	4,200	74,306
Grupo Financiero Banorte Sab de CV (Banks)	4,500	12,337
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	13,000	50,425
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	1,100	10,120
HDFC Bank Ltd. (Banks)	6,758	76,046
Hindustan Unilever Ltd. (Household Products)	2,364	71,164
Jiangsu Hengrui Medicine Co. Ltd., Class A* (Pharmaceuticals)	2,800	36,439
KAZ Minerals PLC (Metals & Mining)	6,665	28,855
LG Household & Health Care Ltd. (Personal Products)	38	34,766
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	34,500	100,101
Lojas Renner SA (Multiline Retail)	2,100	13,586
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	33	16,123
Mr. Price Group Ltd. (Specialty Retail)	1,170	7,426
Nestle India Ltd. (Food Products)	308	66,372
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	762	82,479
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	2,200	20,410
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	7,000	68,477
Prosus NV* (Internet & Direct Marketing Retail)	600	41,562
PT Bank Central Asia TBK (Banks)	35,000	59,219
Raia Drogasil SA (Food & Staples Retailing)	1,000	19,498
Rumo SA* (Road & Rail)	10,100	38,259
Sberbank of Russia ADR (Banks)	2,400	22,740
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	8,700	74,897
Suzano SA (Paper & Forest Products)	3,600	24,856
TAL Education Group ADR* (Diversified Consumer Services)	498	26,523
TCS Group Holdings PLC GDR (Banks)	1,850	21,285
Tencent Holdings Ltd. (Interactive Media & Services)	1,300	63,392
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	7,200	16,971
Yandex NV (Interactive Media & Services)	700	$23,835
TOTAL COMMON STOCKS (Cost $2,437,075)		2,118,065
TOTAL INVESTMENTS (Cost $2,437,075) — 96.2%		2,118,065
Other Net Assets (Liabilities) — 3.8%		83,023
NET ASSETS — 100.0%		$2,201,088

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depository Receipt

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	March 31, 2020 (Unaudited)

The Emerging Markets Great Consumer VIT Fund invested in the following industries as of March 31, 2020:

	Value	% of Net Assets
Airlines	$16,406	0.7%
Banks	331,335	15.3%
Chemicals	61,998	2.8%
Diversified Consumer Services	109,002	5.0%
Diversified Financial Services	10,367	0.5%
Entertainment	15,389	0.7%
Food & Staples Retailing	89,755	4.1%
Food Products	314,804	14.2%
Health Care Providers & Services	38,043	1.7%
Health Care Technology	76,873	3.5%
Hotels, Restaurants & Leisure	179,187	8.1%
Household Durables	13,920	0.6%
Household Products	71,164	3.2%
Insurance	100,865	4.6%
Interactive Media & Services	87,227	4.0%
Internet & Direct Marketing Retail	168,246	7.6%
Metals & Mining	28,855	1.3%
Multiline Retail	13,586	0.6%
Paper & Forest Products	24,856	1.1%
Personal Products	34,766	1.6%
Pharmaceuticals	36,439	1.7%
Real Estate Management & Development	49,377	2.2%
Road & Rail	38,259	1.8%
Specialty Retail	23,463	1.0%
Textiles, Apparel & Luxury Goods	108,986	4.9%
Transportation Infrastructure	74,897	3.4%
Other Net Assets	83,023	3.8%
Total	$2,201,088	100.0%

The Emerging Markets Great Consumer VIT Fund invested in securities with exposure to the following countries as of March 31, 2020:

Argentina	$16,123	0.7%
Brazil	138,778	6.3%
China	1,000,141	45.3%
Cyprus	21,285	1.0%
Hong Kong	138,228	6.3%
India	391,038	17.7%
Indonesia	59,219	2.7%
Kazakstan	10,120	0.5%
Mexico	37,179	1.7%
Netherlands	41,562	1.9%
Peru	15,022	0.7%
Poland	24,274	1.1%
Russia	62,612	2.8%
Saudi Arabia	27,784	1.3%
South Africa	32,216	1.5%
South Korea	34,766	1.6%
Thailand	38,863	1.8%
United Kingdom	28,855	1.3%
Other Net Assets	83,023	3.8%
Total	$2,201,088	100.0%

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